Income Taxes - Summary of Temporary Differences in Deferred Income Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability)	$ (80)	$ 17
Deferred tax assets:
Tax loss carryforwards and other tax credits	445	561
Accounts payable and accrued expenses	883	734
Intangible assets, net	192	140
Others	11	20
Total deferred tax assets, gross	1,531	1,455
Presentation of net position by same legal entity	(1,168)	(1,044)
Total deferred tax assets, net in the statement of financial position	363	411
Deferred tax liabilities:
Property, machinery and equipment and right-of-use asset, net	(1,470)	(1,406)
Investments and other assets	(141)	(32)
Total deferred tax liabilities, gross	(1,611)	(1,438)
Presentation of net position by same legal entity	1,168	1,044
Total deferred tax liabilities, net in the statement of financial position	(443)	(394)
Net deferred tax assets (liabilities)	(80)	17
Country of domicile [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability)	67	(17)
Deferred tax assets:
Total deferred tax assets, net in the statement of financial position	185	168
Deferred tax liabilities:
Total deferred tax liabilities, net in the statement of financial position	(118)	(185)
Net deferred tax assets (liabilities)	67	(17)
Foreign countries [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability)	(147)	34
Deferred tax assets:
Total deferred tax assets, net in the statement of financial position	178	243
Deferred tax liabilities:
Total deferred tax liabilities, net in the statement of financial position	(325)	(209)
Net deferred tax assets (liabilities)	$ (147)	$ 34